Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012 M D Y Segment
Property, Plant and Equipment [Line Items]
Number of reportable operating segments	5
Threshold limit for equity investments accounted for as available for sale securities	20.00%
Minimum ownership percentage for significant influence under equity method investments	20.00%
Maximum ownership percentage for significant influence under equity method investments	50.00%
Minimum ownership percentage required to treat investments as equity method investments in Limited partnerships and limited liability companies	5.00%
Period for capturing full economic cycle in the evaluation	12 years
Impairment loan threshold for allowance in which loans are individually analyzed	$ 5
Minimum due period for treating non collection of interest or principal as nonaccrual status for commercial loans	90
Minimum period beyond which revolving consumer lines and credit cards are charged off	180
Minimum period beyond which loans secured by 1-4 Family Properties are charged down to fair value of the collateral securing the loan less costs to sell	180
Minimum period beyond which closed-end consumer loans other than loans secured by family properties are charged off	120
Maximum restructuring period under credit card loan financial difficulty modifications	60
Maximum restructuring period under credit card loan temporary financial hardship modifications	Up to 12 months
Unrealized difference between actual experience and expected returns	12
Junior Lien [Member]
Property, Plant and Equipment [Line Items]
Number of past days for nonaccrual status	120 days
First Lien [Member]
Property, Plant and Equipment [Line Items]
Number of past days for nonaccrual status	180 days
Furniture and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Furniture and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	40 years